Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Jan. 25, 2013
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.

Class A, AX, B, C, CX, R, RX, and Y Shares | INVESCO BALANCED-RISK RETIREMENT 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.

Class A, AX, B, C, CX, R, RX, and Y Shares | INVESCO BALANCED-RISK RETIREMENT 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.

Class A, AX, B, C, CX, R, RX, and Y Shares | INVESCO BALANCED-RISK RETIREMENT 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.

Class R5 and R6 Shares | INVESCO BALANCED-RISK RETIREMENT 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.

Class R5 and R6 Shares | INVESCO BALANCED-RISK RETIREMENT 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.

Class R5 and R6 Shares | INVESCO BALANCED-RISK RETIREMENT 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs3_SupplementTextBlock
Statutory Prospectus Supplement dated January 25, 2013
The purpose of this supplement is to provide you with notice regarding changes to the current Statutory Prospectuses for Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Effective on or about February 25, 2013, Invesco Balanced-Risk Aggressive Allocation Fund will be added as an underlying investment to Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a "Fund" and collectively, the "Funds"). As a result, effective on or about February 25, 2013, the following changes will occur:
▪	With respect to Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, each Fund's Acquired Fund Fees and Expenses, which are an estimate of the fees and expenses of the underlying funds that are borne indirectly by the Funds, will increase due to the higher expenses associated with the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Invesco Balanced-Risk Retirement 2040 Fund's Acquired Fund Fees and Expenses will increase by 11 basis points and Invesco Balanced-Risk Retirement 2050 Fund's Acquired Fund Fees and Expenses will increase by 24 basis points.

▪	As illustrated below, each Fund's glide path will change to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds. Currently, each Fund invests 100% of its assets in Invesco Balanced-Risk Allocation Fund, an underlying investment, until each Fund is approximately 10 years from its target retirement date. Following the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment, each Fund will invest in both Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund until each Fund is approximately 10 years from its target retirement date, with a Fund's weighting to Invesco Balanced-Risk Aggressive Allocation Fund decreasing from a maximum of 33% for Invesco Balanced-Risk Retirement 2030 Fund, 66% for Invesco Balanced-Risk Retirement 2040 Fund and 100% for Invesco Balanced-Risk Retirement 2050 Fund and a Fund's weighting to Invesco Balanced-Risk Allocation Fund increasing to a maximum of 100% for each Fund until approximately 10 years from its target retirement date.

	Years to Retirement				In Retirement
	40	30	20	10	0
Invesco Balanced-Risk Retirement 2050 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2040 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2030 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement 2020 Fund	X	X	X	X	X
Invesco Balanced-Risk Retirement Now Fund	X	X	X	X	X
▪	Invesco Balanced-Risk Aggressive Allocation Fund and Invesco Balanced-Risk Allocation Fund have the same investment objectives, investment strategies and portfolio managers, except that Invesco Balanced-Risk Aggressive Allocation Fund employs greater asset class exposures than Invesco Balanced-Risk Allocation Fund through a higher use of derivatives resulting in higher leverage. Similarly, the risks associated with Invesco Balanced-Risk Aggressive Allocation Fund are the same as those of Invesco Balanced-Risk Allocation Fund except that Invesco Balanced-Risk Aggressive Allocation Fund has a higher risk of volatility and potential loss as a result of its greater asset class exposure and leverage.
Updated Statutory Prospectuses reflecting the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying investment to the Funds will be available at www.invesco.com/prospectus on or about February 25, 2013.